Non-current assets held for sale (Notes)	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	Non-current assets held for sale
The carrying amount of assets classified as held for sale at 31 December 2020 is $1,326 million (2019 $7,465 million), with associated liabilities of $46 million (2019 $1,393 million).
Upstream segment
The balance consists primarily of a 20% participating interest from bp’s 60% participating interest in Block 61 in Oman. As announced on 1 February 2021, bp has agreed to sell this interest to PTT Exploration and Production Public Company Limited of Thailand for a total consideration of up to $2.6 billion, subject to final adjustments. Under the terms of the agreement, bp will receive $2,450 million on completion, with up to an additional $140 million receivable contingent on pre-agreed future conditions. Subject to approvals, the transaction is expected to complete during 2021. Assets of $1,298 million and associated liabilities of $10 million have been classified as held for sale in the group balance sheet at 31 December 2020.
Transactions that have been classified as held for sale during 2020, but were completed by 31 December 2020, are described below.
Downstream segment
On 29 June 2020 bp announced that it had agreed to sell its global petrochemicals business to INEOS for a total consideration of $5 billion, subject to customary closing adjustments. The assets and liabilities of the business were classified as held for sale from that date until the disposal completed on 31 December 2020. Under the terms of the agreement, INEOS paid bp a deposit of $400 million and a further $3.6 billion on completion less $0.1 billion of third-party indebtedness remaining in petrochemicals on completion. The remaining $1 billion was received in February 2021. The business had interests in manufacturing plants in Asia, Europe and the US, including interests held in equity-accounted entities. See note 4 for further information.
Upstream segment
On 27 August 2019, bp announced that it had agreed to sell its Alaska operations and interests to Hilcorp Energy for up to $5.6 billion, subject to customary closing adjustments. The sale included bp’s upstream and midstream business in the state, including BP Exploration (Alaska) Inc., which owned all of bp’s upstream oil and gas interests in Alaska, and BP Pipelines (Alaska) Inc.’s 49% interest in the Trans Alaska Pipeline System (TAPS). These assets and associated liabilities were classified as held for sale in the 31 December 2019 group balance sheet. The disposal of BP Exploration (Alaska) Inc. completed on 30 June 2020. The disposal of TAPS completed on 18 December 2020.
bp received $800 million prior to or on completion of the disposals and has recognized a loan note with a principal amount of $2,100 million receivable from Hilcorp. The group has also recognized other assets totalling $1,722 million as at 31 December 2020, principally in relation to the ‘earn-out’ provisions of the agreement. See note 4 for information on impairment charges relating to the Alaska business.
bp retained decommissioning liability relating to the TAPS, which will be partially offset by a 30% cost reimbursement from Hilcorp when incurred.
In November 2019, bp agreed to sell its interests in the San Juan basin in Colorado and New Mexico to IKAV. These assets and associated liabilities were classified as held for sale in the 31 December 2019 group balance sheet. The transaction completed on 28 February 2020.
The total assets and liabilities held for sale at 31 December 2020 and 2019, which are all in the Upstream segment, are set out in the table below.

		$ million
	2020	2019
Property, plant and equipment	1,099	6,359
Goodwill	199	—
Intangible assets	—	610
Investments in associates	—	43
Inventories	—	318
Trade and other receivables	28	135
Assets classified as held for sale	1,326	7,465
Trade and other payables	(36)	(33)
Lease liabilities	—	(280)
Provisions	(10)	(1,012)
Defined benefit pension plan and other post-retirement benefit plan deficits	—	(68)
Liabilities directly associated with assets classified as held for sale	(46)	(1,393)